UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Strategic Partners Real Estate Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2006

Date of reporting period:	6/30/2005

Item 1. Schedule of Investments [INSERT REPORT]

Strategic Partners Real Estate Fund

Portfolio of Investments as of June 30, 2005 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.4%

COMMON STOCKS

Diversified 13.1%
110,500	Archstone-Smith Trust	$4,267,510
53,000	Newcastle Investment Holdings Corp.(a)(b)	437,250
75,300	Thomas Properties Group, Inc.	942,003
28,912	Unibail(a)	3,708,807
60,400	Vornado Realty Trust	4,856,160

		14,211,730

Lodging 15.6%
59,400	DiamondRock Hospitality Co.(a)(b)	604,098
429,900	Host Marriott Corp.	7,523,250
57,500	La Quinta Corp.(b)	536,475
142,500	Starwood Hotels & Resorts Worldwide, Inc.	8,346,225

		17,010,048

Multi-Family 3.3%
44,700	Avalonbay Communities, Inc.	3,611,760

Office 10.0%
74,300	Boston Properties, Inc.	5,201,000
50,400	CB Richard Ellis Group, Inc. (Class A)(b)	2,210,544
40,400	Liberty Property Trust	1,790,124
37,700	PS Business Parks, Inc.	1,675,765

		10,877,433

Retail-Malls 16.0%
202,510	General Growth Properties, Inc.	8,321,136
125,900	Simon Property Group, Inc.	9,126,491

		17,447,627

Retail-Shopping Centers 15.1%
57,700	Acadia Realty Trust	1,076,105
137,600	Kimco Realty Corp.	8,106,016
87,800	Regency Centers Corp.	5,022,160
28,200	Saul Centers, Inc.	1,025,070
31,800	Weingarten Realty Investors	1,247,196

		16,476,547

Self-Storage Facilities 5.0%
78,600	Public Storage, Inc.	4,971,450
27,600	U-Store-It Trust	525,780

		5,497,230

Specialty Financials 9.2%
110,040	iStar Financial, Inc.	4,576,563
36,100	Medical Properties of America(a)	362,805
166,400	Ventas, Inc.	5,025,280

		9,964,648

Strategic Partners Real Estate Fund

Portfolio of Investments as of June 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)
Warehouse 9.1%
96,900	AMB Property Corp.	4,208,367
65,800	Catellus Development Corp.	2,158,240
88,900	ProLogis	3,577,336

		9,943,943

	Total long-term investments (cost $ 71,783,020)	105,040,966

Principal Amount (000)
SHORT-TERM INVESTMENTS 4.4%
Repurchase Agreement 4.4%
4,764	State Street Bank & Trust Co. 1.25%, dated 6/30/05, due 7/1/05 in the amount of $4,764,165 (collateralized by U.S. Treasury Bond, 8.75%, 5/15/17; value of collateral including accrued interest was $ 4,898,084) (cost $ 4,764,000)	4,764,000

	Total Investments 100.8%
	(cost $76,547,020)(c)	109,804,966
	Liabilities in excess of other assets ( 0.8%)	(915,464)

	Net Assets 100%	$108,889,502

(a)	Fair-valued security. As of June 30, 2005, 4 securities representing $8,943,220 and 8.1% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Board of Trustees.

(b)	Non-income producing security.

(c)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2005 were as follows:

Tax Basis	Appreciation	Depreciation	Total Net Unrealized Appreciation
$76,633,356	$33,171,610	$0	$33,171,610

The difference between book basis and tax basis was attributable to deferred losses on wash sales.

Note 1. Accounting Policies

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United State financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Strategic Partners Real Estate Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 10, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 10, 2005

* Print the name and title of each signing officer under his or her signature.